Significant Accounting Policies, Impairment of Long-Lived Assets (Vessels) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) Vessel
Impairment of Long-Lived Assets (Vessels) [Abstract]
Term of estimated charter rates used to determine undiscounted projected operating cash flows	1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows	10 years
Number of vessels evaluated for impairment | Vessel	11
Carrying value of vessels evaluated for impairment plus unamortized dry-docking costs and cost of equipment not yet installed	$ 328,857
Impairment charges	$ 0